Property and Equipment, Net	9 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.	Property and Equipment, Net
The following is a summary of property and equipment, net:

	December 31, 2021	September 30, 2022

	RMB in thousands
Leasehold improvements	221,280	280,427
Servers and computers	2,277,947	2,794,207
Others	59,871	61,426

Total	2,559,098	3,136,060
Less: accumulated depreciation	(1,208,842)	(1,752,937)

Net book value	1,350,256	1,383,123

Depreciation expenses were RMB371.2 million and RMB556.8 million for the nine months ended September 30, 2021 and 2022, respectively. No impairment charge was recognized for any of periods presented.